STOCK BASED COMPENSATION (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	396,835	436,503	444,575	489,075
Granted, Shares	0	0	0	0
Exercised, Shares	0	0	0	0
Forfeited, Shares	63,335	39,668	8,072	44,500
Options Outstanding, Shares	333,500	396,835	436,503	444,575
Options Exercisable, Shares	333,500	396,835	436,503	444,575
Options Outstanding, Weighted Average Exercise Price	$ 17.57	$ 17.34	$ 17.28	$ 17.35
Granted, Weighted Average Exercise Price	$ 0	$ 0	$ 0	$ 0
Exercised, Weighted Average Exercise Price	$ 0	$ 0	$ 0	$ 0
Forfeited, Weighted Average Exercise Price	$ 13.20	$ 15.05	$ 13.90	$ 18.03
Options Outstanding, Weighted Average Exercise Price	$ 18.40	$ 17.57	$ 17.34	$ 17.28
Options Exercisable, Weighted Average Exercise Price	$ 18.40	$ 17.57	$ 17.34	$ 17.28
Weighted Average Fair Value of Options or SOSARs Granted During Year		$ 1.11	$ 0.80	$ 0.45
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	410,666	320,000	224,000	221,500
Granted, Shares	112,369	104,000	107,000	16,000
Exercised, Shares	3,498	0	0	0
Forfeited, Shares	4,000	13,334	11,000	13,500
Options Outstanding, Shares	521,537	410,666	320,000	224,000
Options Exercisable, Shares	318,466	319,630	253,321	190,820
Options Outstanding, Weighted Average Exercise Price	$ 3.53	$ 4.08	$ 5.12	$ 5.23
Granted, Weighted Average Exercise Price	$ 2.35	$ 1.85	$ 1.85	$ 1.52
Exercised, Weighted Average Exercise Price	$ 2.36	$ 0	$ 0	$ 0
Forfeited, Weighted Average Exercise Price	$ 3.03	$ 3.53	$ 3.64	$ 2.58
Options Outstanding, Weighted Average Exercise Price	$ 3.28	$ 3.53	$ 4.08	$ 5.12
Options Exercisable, Weighted Average Exercise Price	$ 4.00	$ 4.01	$ 4.67	$ 5.49
Weighted Average Fair Value of Options or SOSARs Granted During Year		$ 1.11	$ 0.80	$ 0.45